Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Research and development expense	$ 239,000	$ 330,000	$ 684,000	$ 704,000	$ 1,226,000	$ 1,080,000
Related party owed transaction					0	0
Prepaid monthly fees					43,000	43,000
Related costs for employees					12,000
GRDG Science LLC [Member]
Related Party Transaction [Line Items]
Payment in funding of research and development					43,000
Research and development expense			387,000		546,000
Prepaid monthly fees	0		0		43,000
Expected funding periodic amount	43,000		43,000
Related party owed transaction	$ 0		0		0
Related Party [Member]
Related Party Transaction [Line Items]
General and administrative expense					$ 117,000	$ 155,000
DSS Inc. [Member]
Related Party Transaction [Line Items]
Related costs for employees			12,000
General and administrative expense			$ 108,000	$ 98,000